INCOME TAXES	0 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Taxes
NOTE 14—INCOME TAXES:
a.	Income before income taxes is composed of the following:
		Year ended December 31,
		2011	2010	2009

		(U.S. $ in millions )
The Parent Company and its Israeli subsidiaries		$2,051	$2,511	$1,561
Non-Israeli subsidiaries		905	1,135	642
		$2,956	$3,646	$2,203

b.	Provision for income taxes:
		Year ended December 31,
		2011	2010	2009

		(U.S. $ in millions )
In Israel		$71	$139	$48
Outside Israel		56	144	118
		$127	$283	$166

Current	$689	$560	$408
Deferred	(562)	(277)	(242)
	$127	$283	$166

Reconciliation of the statutory tax rate of the Parent Company in Israel to the effective consolidated tax rate:
	Year ended December 31,
	2011	2010	2009

Statutory tax rate in Israel	24%	25%	26%
Increase (decrease) in effective tax rate due to:
The Parent Company and its Israeli subsidiaries—mainly tax benefits arising from reduced tax rates under benefit programs	(17%)	(18%)	(19%)
Different effective tax rates applicable to non-Israeli subsidiaries	(5%)	(1%)	(3%)
Increase in uncertain tax positions—net	2%	2%	4%
Effective consolidated tax rate	4%	8%	8%

c.	Deferred income taxes:
		Year ended December 31,
		2011	2010

		(U.S. $ in millions )
Short-term deferred tax assets—net:
	Inventory related	$299	$227
	Sales reserves and allowances	268	166
	Provision for legal settlements	199	37
	Carryforward losses and deductions	113	89
	Provisions for employee-related obligations	49	51
	Other	13	(70)
		941	500
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		(21)	(21)
		$920	$479

Long-term deferred tax assets (liabilities)—net:
	Intangible assets	$(2,562)	$(1,318)
	Carryforward losses and deductions*	591	351
	Property, plant and equipment	(185)	(131)
	Provisions for employee related obligations	40	56
	Other	(1)	(39)
		(2,117)	(1,081)
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		(431)	(190)
		$(2,548)	$(1,271)
		$(1,628)	$(792)

*	This amount represents the tax effect of carry forward losses and deductions and expires as follows: 2013-2014 — $46 million; 2015-2021 — $95 million; 2022 and thereafter — $95 million. The remaining balance—$355 million—can be utilized with no expiration date.

The deferred income taxes are reflected in the balance sheets among:
	December 31,
	2011	2010

	(U.S. $ in millions )
Current assets—deferred taxes and other current assets	$966	$554
Current liabilities—other current liabilities	(46)	(75)
Deferred taxes, deferred charges and other assets	62	77
Long-term liabilities—deferred income taxes	(2,610)	(1,348)
	$(1,628)	$(792)

d.       Uncertain tax positions:

<>The following table summarizes the activity of our unrecognized tax benefits:

	Year ended December 31,
	2011	2010	2009

	(U.S. $ in millions )
Balance at the beginning of the year	$795	$726	$631
Increase (decrease) related to prior year tax positions, net	(45)	20	98
Increase related to current year tax positions	131	47	35
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(20)	(15)	(37)
Liabilities assumed in acquisitions	52	13	0
Other	(6)	4	(1)
Balance at the end of the year	$907	$795	$726

Uncertain tax positions, mainly of a long-term nature, included accrued potential penalties and interest of $115 million, $94 million and $70 million, at December 31, 2011, 2010 and 2009, respectively. The total amount of interest and penalties in the consolidated statements of income was $21 million, $25 million and $31 million for the years ended December 31, 2011, 2010 and 2009, respectively. Substantially all the above uncertain tax benefits, if recognized, would reduce our annual effective tax rate. Teva does not expect uncertain tax positions to change significantly over the next 12 months

<>e.       Tax assessments:

<>We file income tax returns in various jurisdictions with varying statutes of limitations. The Parent Company and its subsidiaries in Israel have received final tax assessments through tax year 2004.

Following audits of our 2005 and 2006 Israeli corporate tax returns, the Israeli Taxes Authority (the “ITA”) issued decrees for 2005 and tax assessment for 2006, challenging our positions on several issues, including matters related to the usage of funds earned by our approved enterprise for investments outside of Israel, deductibility of management stock options expenses, deductibility of research and development expenses and classification of certain dividends received from our subsidiary in Singapore. The decrees and assessment demand the payment of additional taxes in the aggregate amount of NIS 186 million (approximately $50 million) with respect to 2005 and NIS 2,627 million (approximately $700 million) with respect to 2006. The Parent Company has protested the assessment and intends to appeal the decrees. We believe we have adequately provided for these items and that any adverse results would have an immaterial impact on our financial statements.

The Company's subsidiaries in North America and Europe have received final tax assessments mainly through tax year 2005.

<>f.       Basis of taxation:

<>The Company and its subsidiaries are subject to tax in many jurisdictions, and a certain degree of estimation is required in recording the assets and liabilities related to income taxes. The Company believes that its accruals for tax liabilities are adequate for all open years. The Company considers various factors in making these assessments, including past history, recent interpretations of tax law, and the specifics of each matter. Because tax regulations are subject to interpretation and tax litigation is inherently uncertain, these assessments can involve a series of complex judgments regarding future events.

<>Most of the Parent Company's industrial projects and several of its Israeli subsidiaries have been granted “Approved Enterprise” status under the Israeli Law for the Encouragement of Capital Investments. For the vast majority of such Approved Enterprises, the companies elected to apply for alternative tax benefits—the waiver of government grants in return for tax exemptions on undistributed income. Upon distribution of such exempt income, the distributing company will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. Such tax exemption on undistributed income applies for a limited period of between two to ten years, depending upon the location of the enterprise. During the remainder of the benefits period (generally until the expiration of ten years), a corporate tax rate not exceeding 25% will apply (rather than the regular corporate tax rate which was 24% in 2011 and scheduled to be increased to 25% in 2012 and thereafter). One Approved Enterprise of an Israeli subsidiary enjoys special benefits under the "Strategic Investment Track" - income accrued under this track during the benefits period is exempt from tax, and dividends distributed from such income are also exempt from Israeli tax.

Teva is a foreign investors company, or FIC, as defined by the Investment Law. FICs are entitled to further reductions in the tax rate normally applicable to Approved Enterprises. Depending on the foreign ownership in each tax year, the tax rate can range between 10% (when foreign ownership exceeds 90%) to 25% (when the foreign ownership exceeds 49%). There can be no assurance that the Parent Company and its subsidiaries will continue to qualify as an FIC in the future or that the benefits described herein will be granted in the future.

Income not eligible for “approved enterprise” benefits is taxed at a regular rate, which was 24% in 2011.

The Parent Company and its Israeli subsidiaries elected to compute their taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the taxable income or loss is calculated in U.S. dollars. Applying these regulations reduces the effect of foreign exchange rate (of NIS against the U.S. dollar) on the Company's Israeli taxable income.

<>Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Certain manufacturing subsidiaries operate in several jurisdictions outside Israel, some of which benefit from tax incentives such as reduced tax rates, investment tax credits and accelerated deductions.